Shareholder Report, Holdings (Details) - C000099791	Apr. 30, 2025
KDAC Aviation Finance8658944
Holdings [Line Items]
Percent of Total Investments	2.90%
FHLMC POOL8659326
Holdings [Line Items]
Percent of Total Investments	1.70%
AIM Aviation Finance8658935
Holdings [Line Items]
Percent of Total Investments	1.50%
NY Commercial Mortgage Trust8659178
Holdings [Line Items]
Percent of Total Investments	1.50%
Harbour Aircraft Investments8659415
Holdings [Line Items]
Percent of Total Investments	1.50%
Harbour Aircraft Investments8659412
Holdings [Line Items]
Percent of Total Investments	1.40%
GS Mortgage Securities Trust8659132
Holdings [Line Items]
Percent of Total Investments	1.40%
Fortiva Retail Credit Master Note Business Trust8659389
Holdings [Line Items]
Percent of Total Investments	1.30%
Citibank Credit Card Issuance Trust8659332
Holdings [Line Items]
Percent of Total Investments	1.30%
Stream Innovations Issuer Trust8659565
Holdings [Line Items]
Percent of Total Investments	1.20%
Other Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Residential Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Commercial Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	64.60%